UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Katahdin Capital
Address:	 540 Madison Ave, Suite 30A
		 New York, NY 10022
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Mikhail Munenzon
Title:	Chief Compliance Officer
Phone:	(212) 380-4220
Signature,       		Place,         	and Date of Signing
Mikhail Munenzon 		New York	November 14, 2006

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	22
Form 13F Information Table Value Total:	$95,454,000

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE

                                                       VALUE   SHRS OR SH/ PUT/INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASSCUSIP     (x$1000)PRN AMT PRN CALLDISCRETION  MANAGERS   SOLE   SHARED NONE
-------------------------------------------------------------------------------------------------------------------------

ALLEGHANY CORP DEL             COM           017175100     6617   22896 SH            SOLE              22896      0    0
BERKSHIRE HATHAWAY INC DEL     CL B          084670207     1916      20 SH            SOLE                 20      0    0
BERKSHIRE HATHAWAY INC DEL     CL A          084670108     3291    1037 SH            SOLE               1037      0    0
BRUNSWICK CORP                 COM           117043109     8108  259944 SH            SOLE             259944      0    0
CENVEO INC                     COM           15670S105     2649  140756 SH            SOLE             140756      0    0
CHIPOTLE MEXICAN GRILL INC     CL A          169656105     1476   29720 SH            SOLE              29720      0    0
CITIGROUP INC                  COM           172967101     3999   80519 SH            SOLE              80519      0    0
COCA COLA CO                   COM           191216100    10341  231447 SH            SOLE             231447      0    0
COLGATE PALMOLIVE CO           COM           194162103     5969   96121 SH            SOLE              96121      0    0
DARWIN PROFESSIONAL UNDERWRI   COM           237502109     1665   74981 SH            SOLE              74981      0    0
DELL INC                       COM           24702R101     2405  105300 SH            SOLE             105300      0    0
FEDEX CORP                     COM           31428X106     2442   22471 SH            SOLE              22471      0    0
HEINZ H J CO                   COM           423074103     5760  137362 SH            SOLE             137362      0    0
MOHAWK INDS INC                COM           608190104     8257  110900 SH            SOLE             110900      0    0
NVR INC                        COM           62944T105      769    1438 SH            SOLE               1438      0    0
SHERWIN WILLIAMS CO            COM           824348106     3665   65700 SH            SOLE              65700      0    0
SOUTHWEST AIRLS CO             COM           844741108     2703  162262 SH            SOLE             162262      0    0
STREETTRACKS GOLD TR           GOLD SHS      863307104     4431   74500 SH            SOLE              74500      0    0
TARGET CORP                    COM           87612E106     3550   64251 SH            SOLE              64251      0    0
TYCO INTL LTD NEW              COM           902124106     1643   58700 SH            SOLE              58700      0    0
WAL-MART STORES                COM           931142103     4678   94847 SH            SOLE              94847      0    0
WHITE MTNS INS GROUP LTD       COM           G9618E107     9120   18352 SH            SOLE              18352      0    0


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